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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  028-07216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Flanagan
Title:            Chief Financial Officer
Phone:            212-271-1947

Signature, Place, and Date of Signing:

/S/ John Flanagan            New York, New York              May 12, 2005
------------------           ------------------              -----------------
[Signature]                  [City, State]                   [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                                 ----
Form 13F Information Table Entry Total:                             4
                                                                -----
Form 13F Information Table Value Total:                       $13,906
                                                              -------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                               Chatterjee Management Company
                                                 Form 13F Information Table
                                               Quarter Ended March 31, 2005

                                                                                     Investment Discretion      Voting Authority
                                                                                     ---------------------      ----------------
                          Title of                  Value (x  Shrs or      SH/  Put/        Shared
Name of Issuer            Class       CUSIP         $1000)    prn amt      PRN  Call  Sole  Instr. V   None   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION           COM         12487Q109     $11,636     509,215    SH          X                       X
SVCS GROUP I
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS                    COM         741929103     $   464     295,580    SH          X                       X
TELECOMMUNICATIONS
GR
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SERACARE LIFE             COM         81747Q100     $   410      33,355    SH          X                       X
SCIENCES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                COM         871130100     $ 1,396      75,596    SH          X                       X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 4 DATA RECORDS                             $13,906
         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED